Other Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of Other Provisions
in EUR thousands	Jan 1, 2020	Utilized	Released	Added	Translation difference	Dec 31, 2020

Outstanding invoices	393	(339)	(17)	274	0	311
Auditing costs	323	(314)	(8)	501	(1)	501
Provision for litigation costs	2,305	(672)	0	307	0	1,940
Other provisions	474	(357)	(83)	286	(30)	290
Total	3,495	(1,682)	(109)	1,368	(31)	3,042